SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Money Market Management, Inc., which covers the six-month reporting period from January 1, 1999 through June 30, 1999. The report begins with a commentary by the fund's portfolio manager and follows with a complete listing of the fund's holdings and its financial statements.

This high-quality money market fund puts your cash to work pursuing income every day along with a stable $1.00 share price. 1 Additionally, the fund gives you convenient, daily access to your money.

During the six-month reporting period, the fund paid shareholders dividends totaling $0.02 per share. On June 30, 1999, the fund's $80.3- million portfolio was invested in high-quality money market securities that included high-quality commercial paper (44.1%), variable notes (22.7%), repurchase agreements (11.6%), short-term notes (7.5%), certificates of deposit (6.8%) loan participation notes (5.6%), and a municipal bond (1.6%).

Thank you for choosing Money Market Management, Inc. as a convenient, liquid daily cash investment. We will continue to keep you up to date on your investment, and welcome your comments and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue
President

August 15, 1999

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Money Market Management, Inc. (the "fund") invests in money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

During the first half of 1999, we started to see the Federal Reserve Board unwind the 75 basis points of easing that occurred at the end of 1998. The combination of strong domestic growth, tight labor markets and rising labor costs led to a 25 basis point increase in the Federal Funds Target Rate on June 30, 1999. Continued reports of strong U.S. growth as well as signs of economic acceleration outside of the U.S. could put continued pressure on bond yields.

Market interest rates should continue to trade up throughout the second half of 1999. The 30-day commercial paper rate began 1999 at 4.90% and traded as low as 4.78% on April 30, 1999. Thirty-day commercial paper ended the period at 5.14% on June 30, 1999. Ninety-day commercial paper rates were 4.85% on January 1, 1999 and ended at a 5.18% on June 30, 1999.

The target average maturity range for the fund remained in the 45-55 day area throughout the six-month reporting period. In structuring the fund, there was continued emphasis placed on positioning 30-35% of the fund's core assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six-month reporting period ended June 30, 1999, the net assets of the fund decreased from $83.5 to $80.3 million. The 7-day net yield decreased from 4.25% on December 31, 1998 to 3.99% on June 30, 1999. 1 The effective average maturity of the fund on June 30, 1999 was 53 days.

1 Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for a money market fund most closely reflect the fund's current earnings.

Portfolio of Investments

JUNE 30, 1999 (UNAUDITED)

PRINCIPAL

AMOUNT                                                 VALUE

                CERTIFICATES OF DEPOSIT-
                6.8%
                BANKING - 6.8%

  $ 1,000,000   Bank of Montreal, 5.250%,
                5/12/2000                       $    999,583
    1,000,000   Barclays Bank of Canada,
                (Guaranteed by Barclays
                Bank PLC, London),

                5.016%, 1/13/2000                    999,845
    2,500,000   Commerzbank AG, Frankfurt,
                5.250%, 3/9/2000                   2,499,709
    1,000,000   UBS AG, 5.300%, 3/10/2000            999,667
                TOTAL CERTIFICATES OF

                DEPOSIT                            5,498,804
                COMMERCIAL PAPER-44.1% 1
                BANKING - 11.4%

      200,000   Fountain Square Commercial
                Funding Corp., (Fifth
                Third Bank, Cincinnati
                Support Agreement),

                5.100%, 9/20/1999                    197,705
    4,000,000   Greenwich Funding Corp.,
                4.930% - 5.000%, 7/12/1999
                - 7/15/1999                        3,993,098

    3,000,000   PNC Funding Corp.,
                (Guaranteed by PNC Bank

                Corp.), 4.970%, 8/4/1999           2,985,918
    2,000,000   Three Rivers Funding
                Corp., 5.010%, 7/12/1999           1,996,938
                TOTAL                              9,173,659

                BROKERAGE - 3.7%

    3,000,000   Salomon Smith Barney
                Holdings, Inc., 4.820%,

                7/13/1999                          2,995,180

                CHEMICALS - 2.0%
      827,000   IMC Global, Inc., 5.050%,

                8/17/1999                            821,548
      800,000   Rohm & Haas Co., 4.950%,
                7/1/1999                             800,000
                TOTAL                              1,621,548

                CONSUMER PRODUCTS-5.0%
    4,000,000   Diageo Capital PLC,

                (Guaranteed by Diageo

                PLC), 4.820%, 8/20/1999            3,973,222
                CONTAINER/PACKAGING-1.0%

      800,000   Crown Cork & Seal Co., Inc., 5.140% - 5.280%,

                8/3/1999                             796,192
                FINANCE - AUTOMOTIVE-1.9%

    1,000,000   Daimler Chrysler North
                America Holding Corp.,

                4.840%, 8/13/1999                    994,219

      500,000   General Motors Acceptance
                Corp., 5.360%, 1/31/2000             484,069
                TOTAL                              1,478,288

PRINCIPAL

AMOUNT                                                 VALUE

                COMMERCIAL PAPER-continued 1
                FINANCE - COMMERCIAL-17.3%

 $  1,000,000   Beta Finance, Inc.,

                4.785%, 8/3/1999                $    995,614
    2,000,000   Falcon Asset
                Securitization Corp.,

                5.030%, 7/26/1999                  1,993,014

    2,000,000   General Electric Capital
                Corp., 4.840%, 12/3/1999           1,958,322
    4,000,000   PREFCO-Preferred
                Receivables Funding Co.,
                4.860% - 4.940%, 7/13/1999

                - 8/3/1999                         3,987,703
    2,000,000   Receivables Capital Corp.,

                4.860%, 7/7/1999                   1,998,380

    3,000,000   Sheffield Receivables

                Corp., 4.930%, 7/7/1999            2,997,535
                TOTAL                             13,930,568

                RETAIL - 1.1%
      853,000   Safeway, Inc., 4.980%,

                7/16/1999                            851,230

                TELECOMMUNICATIONS-0.7%
      584,000   MCI Worldcom, Inc.,

                5.000%, 8/2/1999                     581,404
                TOTAL COMMERCIAL PAPER            35,401,291

                LOAN PARTICIPATIONS-5.6%
                ELECTRICAL EQUIPMENT-0.6%

      500,000   Mt. Vernon Phenol Plant
                Partnership, (Guaranteed
                by General Electric Co.),

                5.050%, 5/17/2000                    500,000
                FINANCE - AUTOMOTIVE-2.5%

    2,000,000   General Motors Acceptance
                Corp., Mortgage of PA,
                (Guaranteed by General
                Motors Acceptance Corp.),

                4.983%, 7/1/1999                   2,000,000

                INSURANCE-2.5%
    2,000,000   Marsh & McLennan Cos.,

                Inc., 4.960%, 7/23/1999            2,000,000
                TOTAL LOAN PARTICIPATIONS          4,500,000

                MUNICIPAL-1.6%
                MUNICIPAL-1.6%

    1,300,000   Bergen County, NJ
                Improvement Authority,
                Bergen Regional Medical
                Center
                Project, Series 1999-A,
                (Guaranteed by Bergen
                County, NJ Improvement
                Authority), 5.330%,
                3/16/2000                          1,300,000
                NOTES - VARIABLE-22.7% 3
                BANKING-11.6%
    2,000,000   4 C's LLC, Series 1998,

                (KeyBank, N.A. LOC),

                5.160%, 7/1/1999                   2,000,000

    3,000,000   American Health Care
                Centers, Series 1998,
                (FirstMerit Bank, N.A.

                LOC),

                5.220%, 7/1/1999                   3,000,000

PRINCIPAL

AMOUNT                                                 VALUE

                NOTES - VARIABLE-continued 3
                BANKING - CONTINUED

 $  2,000,000 2 Liquid Asset Backed
                Securities Trust, Series
                1996-3, (Westdeutsche
                Landesbank Girozentrale
                Swap Agreement), 5.008%,
                7/15/1999                      $   2,000,000
      405,288 2 Liquid Asset Backed
                Securities Trust, Series
                1997-3, Senior Notes,
                (Insured
                by AMBAC), 4.970%,

                9/28/1999                            405,288
      920,000   North Center Properties,
                (Huntington National Bank,
                Columbus, OH LOC),

                5.180%, 7/1/1999                     920,000
    1,000,000   Societe Generale, Paris,
                4.993%, 7/1/1999                     999,926
                TOTAL                              9,325,214

                BROKERAGE-1.5%

    1,200,000   Morgan Stanley, Dean
                Witter & Co., 4.930%,

                2/4/2000                           1,200,000
                FINANCE - AUTOMOTIVE-1.5%

    1,200,000   General Motors Acceptance
                Corp., 5.040%, 3/7/2000            1,200,000
                FINANCE - RETAIL-2.5%
    2,000,000   AFS Insurance Premium
                Receivables Trust, Series

                1994-A, 5.459%, 7/15/1999          2,000,000
                INSURANCE-5.6%

    1,000,000   First Allmerica Financial
                Life Insurance Co.,

                5.080%, 7/1/1999                   1,000,000

    3,500,000   General American Life
                Insurance Co., 5.240%,

                7/21/1999                          3,500,000
                TOTAL                              4,500,000
                TOTAL NOTES - VARIABLE            18,225,214
                SHORT-TERM NOTES-7.5%

                BROKERAGE-2.5%
    2,000,000   Goldman Sachs Group, Inc.,

                5.023% 8/2/1999                    2,000,000
                FINANCE - AUTOMOTIVE-0.2%

      196,647   Honda Auto Receivables
                1999-1 Owner Trust, Class

                A-1, 4.974%, 2/15/2000               196,647
                FINANCE - COMMERCIAL-3.7%

    3,000,000   Beta Finance, Inc., 5.030%
                - 5.520%, 2/4/2000 -

                6/12/2000                          3,000,000
                FINANCE - LEASING-0.8%

      636,280   Green Tree Lease Finance
                1998-1, LLC, Class A1,

                5.201%, 1/20/2000                    636,280

                INSURANCE-0.3%

      226,178   WFS Financial 1998-C Owner Trust, Class A1, (Insured by FSA),
                5.395%,

                11/20/1999                           226,179
                TOTAL SHORT-TERM NOTES             6,059,106


PRINCIPAL

AMOUNT                                                 VALUE

                REPURCHASE AGREEMENTS-
                11.6% 4

  $ 3,500,000   ABN AMRO, Chicago Corp.,
                5.125%, dated 6/30/1999,

                due 7/1/1999                   $   3,500,000
    1,000,000   Donaldson, Lufkin and
                Jenrette Securities Corp.,
                4.800%, dated 6/30/1999,

                due 7/1/1999                       1,000,000
    3,300,000   Nationsbanc Montgomery
                Securities, Inc., 5.220%,
                dated 6/30/1999, due

                7/1/1999                           3,300,000

    1,500,000   Toronto Dominion
                Securities (USA), Inc.,
                5.000%, dated 6/30/1999,

                due 7/1/1999                       1,500,000

                TOTAL REPURCHASE

                AGREEMENTS                         9,300,000
                TOTAL INVESTMENTS (AT
                AMORTIZED COST) 5               $ 80,284,415

1 Each issue shows the rate of discount at the time of purchase.

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At June 30, 1999 these securities amounted to $2,405,288 which represents 3.0% of net assets.

3 Floating rate note with current rate and next reset date shown.

4 The repurchase agreements are fully collateralized by U.S. Treasury and/or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($80,324,528) at June 30, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation
FSA -Financial Security Assurance
LOC -Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 1999 (UNAUDITED)


ASSETS:
Investments in repurchase
agreements                     $  9,300,000
Investments in securities        70,984,415
Total investments in
securities, at amortized
cost and value                                  $ 80,284,415
Cash                                                  84,936
Income receivable                                    234,265
TOTAL ASSETS                                      80,603,616
LIABILITIES:

Payable for shares

redeemed                              3,200
Income distribution
payable                             263,158
Accrued expenses                     12,730
TOTAL LIABILITIES                                    279,088
Net assets for 80,324,528
shares outstanding                              $ 80,324,528
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$80,324,528 / 80,324,528

shares outstanding                                     $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)


INVESTMENT INCOME:
Interest                                                       $ 2,078,464
EXPENSES:

Investment advisory fee                        $ 204,144
Administrative personnel
and services fee                                  61,986
Custodian fees                                     7,832
Transfer and dividend
disbursing agent fees and
expenses                                          70,077
Directors'/Trustees' fees                          6,163
Auditing fees                                      7,031
Legal fees                                         2,577
Portfolio accounting fees                         20,143
Shareholder services fee                         102,072
Share registration costs                          10,285
Printing and postage                              19,014
Insurance premiums                                 4,079
Miscellaneous                                      3,825
TOTAL EXPENSES                                   519,228
WAIVERS:
Waiver of investment
advisory fee                   $  (15,237)
Waiver of shareholder
services fee                      (53,078)
TOTAL WAIVERS                                    (68,315)
Net expenses                                                       450,913
Net investment income                                          $ 1,627,551

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                   SIX MONTHS

                                        ENDED

                                  (unaudited)           YEAR ENDED
                                     JUNE 30,         DECEMBER 31,

                                         1999                 1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $   1,627,551       $    3,739,695
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income                  (1,627,551)          (3,739,695)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             84,505,859          130,155,078
Net asset value of shares
issued to shareholders in
payment of
distributions declared              1,264,263            3,457,846
Cost of shares redeemed           (88,905,574)        (131,462,423)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                       (3,135,452)           2,150,501
Change in net assets               (3,135,452)           2,150,501
NET ASSETS:

Beginning of period                83,459,980           81,309,479
End of period                   $  80,324,528       $   83,459,980

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


    SIX  MONTHS

    ENDED

  (unaudited)

                        JUNE 30, YEAR ENDED DECEMBER 31,

                                          1999         1998        1997        1996         1995         1994
NET ASSET VALUE, BEGINNING
OF PERIOD                               $ 1.00       $ 1.00      $ 1.00      $ 1.00       $ 1.00       $ 1.00
INCOME FROM
INVESTMENT OPERATIONS

Net investment income                     0.02         0.05        0.05        0.05         0.05         0.03
LESS DISTRIBUTIONS
Distributions from net
investment income                        (0.02)       (0.05)      (0.05)      (0.05)       (0.05)       (0.03)
NET ASSET VALUE, END OF PERIOD          $ 1.00       $ 1.00      $ 1.00      $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                            1.99%        4.64%       4.69%       4.56%        5.13%        3.31%

RATIOS TO AVERAGE NET ASSETS

Expenses 2                                1.27% 3      1.29%       1.25%       1.19%        1.23%        1.14%
Net investment income 2                   3.82% 3      4.36%       4.43%       4.33%        4.84%        3.27%
Expenses (after waivers)                  1.10% 3      1.11%       1.10%       1.06%        1.08%        1.14%
Net investment income (after waivers)     3.99% 3      4.54%       4.58%       4.46%        4.99%        3.27%
SUPPLEMENTAL DATA
Net assets, end of period

(000 omitted)                          $80,325      $83,460     $81,309     $87,381     $101,390     $114,588

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 1999 (UNAUDITED)

ORGANIZATION

Money Market Management, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Fund is current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At June 30, 1999, there were 50,000,000,000 shares of $0.001 par value capital stock authorized. Capital paid-in aggregated $80,324,528.

Transactions in capital stock were as follows:


                               SIX MONTHS
                                    ENDED        YEAR ENDED

                                 JUNE 30,      DECEMBER 31,
                                     1999              1998

Shares sold                    84,505,859       130,155,078
Shares issued to
shareholders in payment of
distributions declared          1,264,263         3,457,846
Shares redeemed               (88,905,574)     (131,462,423)

NET CHANGE RESULTING FROM

SHARE TRANSACTIONS             (3,135,452)        2,150,501

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on the average daily net assets of the Fund as follows: 0.50% on the first $500 million, 0.475% on the next $500 million, 0.45% on the next $500 million, 0.425% on the next $500 million, and 0.40% thereafter. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Directors

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS
JOHN F. CUNNINGHAM
J. CHRISTOPHER DONAHUE
LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN
CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

DEBORAH A. CUNNINGHAM

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated

World-Class Investment Manager

Money Market Management, Inc.

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

JUNE 30, 1999

SEMI-ANNUAL REPORT

[Graphic]
Federated

Money Market Management, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 609346200
8080103 (8/99)

[Graphic]